Organization and Summary of Significant Accounting Policies (Details 12) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Detail of items impacting other income, net
Foreign currency transaction (loss) gain	$ (36)	$ (395)	$ 1,369
Rabbi Trust gain	211	164	24
Unrealized gain (loss) on Mexican peso option contracts		395	(640)
Realized (loss) gain on Mexican peso option contracts		(12)	(420)
Other	97	177	249
Total	$ 272	$ 329	$ 582